Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses
	2021	2020
Payable to suppliers	$3,657,700	$2,629,626
Salary and welfare payables	614,355	239,726
Accrued expenses and other current liabilities	85,498	103,789
Total	4,357,553	2,973,141